Equity - Additional Information (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2026 JPY (¥)
Disclosure of classes of share capital [line items]
Percentage of cash dividends from retained earnings shall be appropriated as a capital reserve	10.00%
Percentage of capital reserve and legal reserve to common stock	25.00%
Honda's Equity In Undistributed Earnings, Affiliates And Joint Ventures, Retained Earnings	¥ 293,864
Bottom of range [member]
Disclosure of classes of share capital [line items]
Minimum percentage of paid-in amount or proceeds of issuance of shares allowed to be incorporated in common stock	50.00%